Note 4 - Liquidity and Management Plans (Details Textual) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 03, 2017	Mar. 17, 2017	Mar. 31, 2017	Dec. 31, 2013	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016
Proceeds from Convertible Debt			$ 3,100,000	$ 3,100,000	$ 3,059,000
Convertible Debt [Member]
Proceeds from Convertible Debt					3,076,000
Long-term Debt, Gross			$ 3,100,000		$ 3,101,000		$ 2,775,000	$ 2,775,000
Debt Conversion, Converted Instrument, Shares Issued			4,183,333				200,776
Convertible Debt [Member] | The 2017 Notes [Member]
Debt Instrument, Qualified Financing, Minimum Proceeds		$ 2,000,000	$ 2,000,000
Subsequent Event [Member]
Proceeds from Incentive Payment Received	$ 460,000
Proceeds from Convertible Debt		$ 3,100,000